Income tax - Unrecognized deferred tax assets (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Unrecognized deferred tax assets
Gross deductible temporary differences for which no deferred tax assets recognized	$ 30,425,723	$ 12,920,843
Non-capital losses carried forward
Unrecognized deferred tax assets
Unused tax loss and unused tax credits for which no deferred tax assets recognized	15,348	0
Note Payable
Unrecognized deferred tax assets
Unused tax loss and unused tax credits for which no deferred tax assets recognized	(15,348)	0
Share issue costs and property and equipment
Unrecognized deferred tax assets
Gross deductible temporary differences for which no deferred tax assets recognized	8,433,688	1,895,177
Loss carry forward | BRAZIL
Unrecognized deferred tax assets
Gross deductible temporary differences for which no deferred tax assets recognized	7,340,942	5,298,377
Loss carry forward | CANADA
Unrecognized deferred tax assets
Gross deductible temporary differences for which no deferred tax assets recognized	14,583,400	$ 5,727,289
Other temporary differences [member]
Unrecognized deferred tax assets
Gross deductible temporary differences for which no deferred tax assets recognized	$ 67,693